FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Table Text Block]
	December 31, 2021
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$189,437	$-	$-	$189,437
Marketable securities	312,934	530,922	-	843,856
Foreign currency derivatives presented as contracts assets	-	3,546	-	3,546
Financial liabilities:
Foreign currency derivatives presented as contracts liabilities	-	(2,677)	-	(2,677)

	$502,371	$531,791	$-	$1,034,162

	December 31, 2020
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$20,656	$-	$-	$20,656
Marketable securities	-	826,804	-	826,804
Foreign currency derivatives presented as contracts assets	-	7,083	-	7,083
Financial liabilities:
Foreign currency derivatives presented as contracts liabilities	-	(1,961)	-	(1,961)

	$20,656	$831,926	$-	$852,582